INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JANUARY 14, 2019 TO THE PROSPECTUS DATED AUGUST 28, 2018 AND

THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2018, AS REVISED

SEPTEMBER 4, 2018, EACH AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco Aerospace & Defense ETF

Invesco BuyBack AchieversTM ETF

Invesco CleantechTM ETF

Invesco Dividend AchieversTM ETF

Invesco Dow Jones Industrial Average Dividend ETF

Invesco DWA Basic Materials Momentum ETF

Invesco DWA Consumer Cyclicals Momentum ETF

Invesco DWA Consumer Staples Momentum ETF

Invesco DWA Energy Momentum ETF

Invesco DWA Financial Momentum ETF

Invesco DWA Healthcare Momentum ETF

Invesco DWA Industrials Momentum ETF

Invesco DWA Momentum ETF

Invesco DWA NASDAQ Momentum ETF

Invesco DWA Technology Momentum ETF

Invesco DWA Utilities Momentum ETF

Invesco Dynamic Biotechnology & Genome ETF

Invesco Dynamic Building & Construction ETF

Invesco Dynamic Energy Exploration & Production ETF

Invesco Dynamic Food & Beverage ETF

Invesco Dynamic Large Cap Growth ETF

Invesco Dynamic Large Cap Value ETF

Invesco Dynamic Leisure and Entertainment ETF

Invesco Dynamic Market ETF

Invesco Dynamic Media ETF

Invesco Dynamic Networking ETF

Invesco Dynamic Oil & Gas Services ETF

Invesco Dynamic Pharmaceuticals ETF

Invesco Dynamic Retail ETF

Invesco Dynamic Semiconductors ETF

Invesco Dynamic Software ETF

Invesco FTSE RAFI US 1000 ETF

Invesco FTSE RAFI US 1500 Small-Mid ETF

Invesco Global Listed Private Equity ETF

Invesco Golden Dragon China ETF

Invesco High Yield Equity Dividend AchieversTM ETF

Invesco Insider Sentiment ETF

Invesco International Dividend AchieversTM ETF

Invesco NASDAQ Internet ETF

Invesco Russell 2000 Equal Weight ETF

Invesco Russell 2000 Pure Growth ETF

Invesco Russell 2000 Pure Value ETF

Invesco Russell Midcap Equal Weight ETF

Invesco Russell Midcap Pure Growth ETF

Invesco Russell Midcap Pure Value ETF

Invesco Russell Top 200 Equal Weight ETF

Invesco Russell Top 200 Pure Growth ETF

Invesco Russell Top 200 Pure Value ETF

Invesco S&P 100® Equal Weight ETF

Invesco S&P 500 BuyWrite ETF

Invesco S&P 500® Equal Weight Consumer Discretionary ETF

Invesco S&P 500® Equal Weight Consumer Staples ETF

Invesco S&P 500® Equal Weight Energy ETF

Invesco S&P 500® Equal Weight ETF

Invesco S&P 500® Equal Weight Financials ETF

Invesco S&P 500® Equal Weight Health Care ETF

Invesco S&P 500® Equal Weight Industrials ETF

Invesco S&P 500® Equal Weight Materials ETF

Invesco S&P 500® Equal Weight Real Estate ETF

Invesco S&P 500® Equal Weight Technology ETF

Invesco S&P 500® Equal Weight Utilities ETF

Invesco S&P 500® Pure Growth ETF

Invesco S&P 500® Pure Value ETF

Invesco S&P 500® Quality ETF

Invesco S&P 500® Top 50 ETF

Invesco S&P MidCap 400® Equal Weight ETF

Invesco S&P MidCap 400® Pure Growth ETF

Invesco S&P MidCap 400® Pure Value ETF

Invesco S&P SmallCap 600® Equal Weight ETF

Invesco S&P SmallCap 600® Pure Growth ETF

Invesco S&P SmallCap 600® Pure Value ETF

Invesco S&P Spin-Off ETF

Invesco Water Resources ETF

Invesco WilderHill Clean Energy ETF

Invesco WilderHill Progressive Energy ETF

Invesco Wilshire Micro-Cap ETF

Invesco Zacks Micro Cap ETF

Invesco Zacks Mid-Cap ETF

Invesco Zacks Multi-Asset Income ETF

(collectively, the “Funds”)

Effective today, Jonathan Nixon is no longer a Portfolio Manager of the Funds. Accordingly, all information and references related to him are hereby removed from the Prospectus and Statement of Additional Information.

Please Retain This Supplement For Future Reference.

P-PS-TRUST I-PRO-SAI-SUP-2 011419